Property, Plant and Equipment - Schedule of Movements in Carrying Amounts of Property, Plant and Equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	$ 15,646,308	$ 14,617,513	$ 10,542,592
Additions	236,843	1,380,248	4,477,435
Reclassification
Depreciation expense	(633,571)	(351,453)	(402,514)
Impairment loss	(6,407,139)
Assets classified as held for sale	(8,842,441)
Balance		15,646,308	14,617,513
Land [Member]
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	312,377	312,377	312,377
Additions
Reclassification
Depreciation expense
Impairment loss	(131,246)
Assets classified as held for sale	(181,131)
Balance		312,377	312,377
Buildings [Member]
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	4,198,251	4,335,517	4,472,783
Additions
Reclassification
Depreciation expense	(137,266)	(137,266)	(137,266)
Impairment loss	(1,706,230)
Assets classified as held for sale	(2,354,755)
Balance		4,198,251	4,335,517
Plant and Equipment [Member]
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	11,097,530	9,917,863	5,743,013
Additions	236,121	1,380,248	4,432,465
Reclassification		(2,555)	(8,094)
Depreciation expense	(483,423)	(198,026)	(249,521)
Impairment loss	(4,558,744)
Assets classified as held for sale	(6,291,484)
Balance		11,097,530	9,917,863
Motor Vehicles [Member]
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	25,132	38,782
Additions			38,291
Reclassification			9,840
Depreciation expense	(8,506)	(13,650)	(9,349)
Impairment loss	(6,985)
Assets classified as held for sale	(9,641)
Balance		25,132	38,782
Office Equipment [Member]
Schedule of Movements in Carrying Amounts of Property, Plant and Equipment [Line Items]
Balance	13,018	12,974	14,419
Additions	722		6,679
Reclassification		2,555	(1,746)
Depreciation expense	(4,376)	(2,511)	(6,378)
Impairment loss	(3,934)
Assets classified as held for sale	(5,430)
Balance		$ 13,018	$ 12,974